[Annotated Form N-Q]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05921

THE TURKISH INVESTMENT FUND, INC.
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE 21ST FLOOR NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)

RONALD E. ROBISON 522 FIFTH AVENUE 21ST FLOOR NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	10/31

Date of reporting period:	7/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-S (§§ 239:24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under The investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

The Turkish Investment Fund, Inc.

Portfolio of Investments

Third Quarter Report

July 31, 2007 (unaudited)

		Value
	Shares	(000)
TURKISH COMMON STOCKS (98.0%)
(Unless Otherwise Noted)
Automobiles (5.0%)
Tofas Turk Otomobil Fabrikasa A.S.	1,606,000	$7,644
Beverages (4.7%)
Anadolu Efes Biracilik ve Malt Sanayii A.S.	59,825	2,384
Coca-Cola Icecek Uretim A.S.	536,400	4,867
		7,251
Building Products (0.9%)
Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	(a)561,200	1,371
Chemicals (1.8%)
Bagfas Bandirma Gubre Fabrikalari A.S.	67,710	2,719
Commercial Banks (26.5%)
Turkiye Garanti Bankasi A.S.	2,791,413	18,987
Turkiye Halk Bankasi A.S.	(a)1,285,640	8,907
Turkiye Vakiflar Bankasi T.A.O.	1,665,089	5,348
Yapi ve Kredi Bankasi A.S.	2,481,412	7,375
		40,617
Construction Materials (8.5%)
Adana Cimento Sanayii Turk Anonim Sirketi, ‘A’	763,353	5,675
Akcansa Cimento A.S.	245,217	1,847
Cimsa Cimento Sanayi ve Ticaret A.S.	407,900	3,137
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	43,400	2,314
		12,973
Containers & Packaging (2.7%)
Anadolu Cam Sanayii A.S.	998,771	4,147
Diversified Financial Services (7.8%)
Haci Omer Sabanci Holding A.S.	2,156,810	11,930
Food & Staples Retailing (4.0%)
BIM Birlesik Magazalar A.S.	91,300	6,199
Food Products (4.1%)
Ulker Gida Sanayi ve Ticaret A.S.	1,520,000	6,309
Industrial Conglomerates (4.9%)
Enka Insaat ve Sanayi A.S.	603,597	7,501
Insurance (13.2%)
Aksigorta A.S.	2,142,200	15,038
Anadolu Hayat Emeklilik A.S.	1,152,200	5,167
		20,205
Media (1.5%)
AFM Uluslararasi Film Produksiyon Ticaret ve Sanayi A.S.	515,221	2,302
Multiline Retail (1.9%)
Carrefour S.A., ‘A’	(a)86,287	1,136
Carrefour S.A., ‘B’	(a)129,981	1,718
		2,854
Real Estate (4.7%)
Yapi Kredi Koray Gayrimenkul Yatirim Ortakligi A.S.	(a)1,905,311	7,142
Transportation Infrastructure (2.9%)
TAV Havalimanlari Terminal Isletmeciligi A.S.	(a)457,100	4,421
Wireless Telecommunication Services (2.9%)
Turkcell Iletisim Hizmet A.S.	625,000	4,408
TOTAL TURKISH COMMON STOCKS (Cost $106,141)		149,993

SHORT-TERM INVESTMENT (1.6%)
Investment Company (1.6%)
Morgan Stanley Institutional
Money Market Portfolio — Institutional Class (Cost $2,516)	(b)2,516,252	2,516
TOTAL INVESTMENTS (99.6%) (Cost $108,657)		152,509
OTHER ASSETS IN EXCESS OF LIABILITIES (0.4%)		612
NET ASSETS (100%)		$153,121

(a)	Non-income producing.
(b)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended July 31, 2007, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Fund. For the same period, income distributions earned by the Fund are recorded as interest from affiliates and totaled $29,000. During the period ended July 31, 2007, cost of purchases and sales in the Liquidity Fund were $11,284,000 and $8,768,000, respectively.

Foreign Currency Exchange Contract Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

							Net
							Unrealized
Currency to				In Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
USD	232	$232	8/1/07	TRY	299	$233	$1
USD	46	46	8/2/07	TRY	58	45	(1)
		$278				$278	$ @—

TRY	— Turkish Lira
USD	— United States Dollar
@	Value is less than $500.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Turkish Investment Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	September 20, 2007

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	September 20, 2007